Taxes (Details) - Schedule of Deferred Tax Assets Valuation Allowance Movement - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Deferred Tax Assets Valuation Allowance Movement [Abstract]
Change to tax expense in current year	$ 186,122	$ 228,862
Foreign currency translation adjustments	$ 9,893	$ (27,023)